Preferred Stock (Narrative) (Detail) - ¥ / shares	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Class of Stock [Line Items]
Number of Preferred Stock outstanding
Class 5 Preferred Stock [Member]
Class of Stock [Line Items]
Stock authorized, shares	400,000,000
Liquidation distribution per share	¥ 2,500
Class 6 Preferred Stock [Member]
Class of Stock [Line Items]
Stock authorized, shares	200,000,000
Liquidation distribution per share	¥ 2,500
Class 7 Preferred Stock [Member]
Class of Stock [Line Items]
Stock authorized, shares	200,000,000
Liquidation distribution per share	¥ 2,500